Revenue and segment information (Reconciliation of external revenue to operating revenue) (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Reconciliation of external revenue to operating revenue [line items]
Revenue		¥ 169,550,624	¥ 152,459,444	[1],[2]	¥ 113,814,236	[1],[2]
External revenue [member]
Reconciliation of external revenue to operating revenue [line items]
Revenue		169,550,624	152,459,444	[3]	113,814,236	[3]
PRC GAAP [member] | External revenue [member]
Reconciliation of external revenue to operating revenue [line items]
Revenue		169,861,165	152,970,195	[1]	138,870,112	[1]
Impact of restatement under PRC GAAP in relation to business combination under common control (Note 41) [member]
Reconciliation of external revenue to operating revenue [line items]
Revenue	[1]	¥ (310,541)	¥ (510,751)		¥ (25,055,876)

[1]	Huaneng Shandong Power Generation Co., Ltd. ("Shandong Power") completed the acquisition of equity interests of certain companies from Taishan Power Limited Company ("Taishan Power"), see Note 41 for details. As the acquisition is a business combination under common control, the transaction is accounted for under merger accounting method under PRC GAAP. The assets and liabilities acquired in business combinations are measured at the carrying amounts of the acquirees in the consolidated financial statements of the ultimate controlling party on the acquisition date. The operating results for all periods presented are retrospectively restated as if the current structure and operations resulting from the acquisition had been in existence from the date when the acquirees first became under the control of the same ultimate controlling party. Therefore the relevant comparative figures in the segment information were restated under PRC GAAP while the acquisition is accounted for using acquisition method under IFRS.
[2]	The Company and its subsidiaries have initially applied IFRS 15 and IFRS 9 at 1 January 2018. Under the transition methods chosen, comparative information is not restated. See Note 2(b).
[3]	The Company and its subsidiaries have initially applied IFRS 15 using the cumulative effect method. Under this method, the comparative information is not restated and was prepared in accordance with IAS 18 and IAS 11.